CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 17,453	¥ 108,193	¥ 33,045
Short-term investments	2,282	14,148	10,587
Restricted cash and escrow receivables	371	2,297	4,921
Loan receivables, net	135	835	13,159
Investment securities	590	3,658	1,442
Prepayments, receivables and other assets	2,094	12,978	4,679
Total current assets	22,925	142,109	67,833
Investment securities	2,357	14,611	3,023
Prepayments, receivables and other assets	659	4,085	2,087
Investment in equity investees	5,465	33,877	17,666
Property and equipment, net	1,474	9,139	5,581
Land use rights	501	3,105	1,660
Intangible assets	1,061	6,575	1,906
Goodwill	6,764	41,933	11,793
Total assets	41,206	255,434	111,549
Current liabilities:
Current bank borrowings	321	1,990	1,100
Secured borrowings			9,264
Income tax payable	441	2,733	1,267
Escrow money payable			2,659
Accrued expenses, accounts payable and other liabilities	3,199	19,834	11,887
Merchant deposits	1,162	7,201	4,711
Deferred revenue and customer advances	1,277	7,914	6,496
Total current liabilities	6,400	39,672	37,384
Deferred revenue	72	445	428
Deferred tax liabilities	725	4,493	2,136
Non-current bank borrowings	260	1,609	30,711
Unsecured senior notes	7,903	48,994
Other liabilities	347	2,150	72
Total liabilities	$ 15,707	¥ 97,363	¥ 70,731
Commitments and contingencies
Mezzanine equity:
Convertible Preference Shares, US$0.000025 par value; 2,600,000 shares authorized; 1,688,000 and nil shares issued and outstanding as of March 31, 2014 and 2015, respectively; liquidation value of RMB10,284 million and nil as of March 31, 2014 and 2015, respectively			¥ 10,284
Others	$ 106	¥ 658	117
Total mezzanine equity	106	658	10,401
Alibaba Group Holding Limited shareholders' equity:
Ordinary shares, US$0.000025 par value; 2,797,400,000 and 4,000,000,000 shares authorized as of March 31, 2014 and 2015, respectively; 2,226,810,660 and 2,495,499,036 shares issued and outstanding as of March 31, 2014, and 2015, respectively	0	1	1
Additional paid-in capital	18,897	117,142	27,043
Treasury shares at cost	0	0	0
Restructuring reserve	(186)	(1,152)
Subscription receivables	(66)	(411)	(540)
Statutory reserves	438	2,715	2,474
Accumulated other comprehensive income
Cumulative translation adjustments	(177)	(1,095)	(1,144)
Unrealized gain on available-for-sale investment securities, interest rate swaps and others	549	3,397	321
Retained earnings	4,007	24,842	1,183
Total Alibaba Group Holding Limited shareholders' equity	23,462	145,439	29,338
Noncontrolling interests	1,931	11,974	1,079
Total equity	25,393	157,413	30,417
Total liabilities, mezzanine equity and equity	$ 41,206	¥ 255,434	¥ 111,549